Stockholder's Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of dividend payments
Dividends declared and paid per common share	$ 2.96	$ 2.835	$ 2.74
Common stock cash dividends	$ 653,321,000	$ 483,746,000	$ 348,578,000
Total dividend paid	722,450,000	544,248,000	370,223,000
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0.5030069575	$ 1.96875	$ 1.96875
Preferred stock cash dividends	2,012,000	7,875,000	7,875,000
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 0	$ 1.125
Preferred stock cash dividends	0	0	94,000
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0.4871525	$ 1.90625	$ 1.90625
Preferred stock cash dividends	3,410,000	13,344,000	13,344,000
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 0	$ 1.4064
Preferred stock cash dividends	0	0	332,000
Series H Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 2.85839990395994	$ 2.8584	$ 0
Preferred stock cash dividends	1,000,000	1,000,000	0
Series I Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 3.25000000278261	$ 1.33159	$ 0
Preferred stock cash dividends	46,719,000	38,283,000	0
Series J Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.39037800231884	$ 0	$ 0
Preferred stock cash dividends	$ 15,988,000	$ 0	$ 0